Sales and Receivable Concentration (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016
Receivables from largest customers
Receivables	$ 64,933	$ 63,726
Customer Concentration Risk
Receivables from largest customers
Receivables	$ 39,146	$ 38,056
Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	60.00%	60.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 17,107	$ 18,103
Fiat Chrysler Automobiles | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	26.00%	28.00%
General Motors Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 13,395	$ 13,090
General Motors Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	21.00%	21.00%
Ford Motor Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 8,644	$ 6,863
Ford Motor Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	13.00%	11.00%